UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22781

Goldman Sachs Trust II

(Exact name of registrant as specified in charter)

200 West Street

15th Floor

New York, New York 10282

(Address of principal executive offices) (Zip code)

Copies to:
Robert Griffith, Esq.	Stephen H. Bier, Esq.
Goldman Sachs & Co. LLC	Dechert LLP
200 West Street	1095 Avenue of the Americas
New York, New York 10282	New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (212) 902-1000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

EXPLANATORY NOTE:

The registrant is filing this amendment to its Form N-CSR filing for the period ended April 30, 2024 (“Amendment”), originally filed with the Securities and Exchange Commission on June 28, 2024 (SEC Accession No. 0001193125-24-171511) (the “Original N-CSR Filing”). This Amendment relates solely to the Goldman Sachs GQG Partners International Opportunities Fund (the “Fund”), a series of the registrant. The purposes of this Amendment are to: (i) restate the financial statements of the Fund and certain other information contained in the Fund’s semi-annual report to shareholders for the period ended April 30, 2024 to properly reflect the accrual of foreign capital gains taxes on net unrealized capital gains relating to the Fund’s Indian securities and (ii) amend the disclosure under Item 11 of Form N-CSR (currently Item 16 of Form N-CSR). The effects of this restatement on the Fund’s financial statements for the period ended April 30, 2024 are described in Note 10 to the financial statements. In connection with the Amendment, the registrant is filing as exhibits to this Amendment updated certifications pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act of 2002.

Except for the revisions described above, no other information or disclosures contained in the registrant’s Original N-CSR Filing are being amended by this Amendment.

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders for the Fund is filed herewith.

Goldman Sachs Funds Semi-Annual Report April 30, 2024 Goldman Sachs GQG Partners International Opportunities Fund

Goldman Sachs GQG Partners International Opportunities Fund

Effective January 24, 2023, open-end mutual funds and exchange-traded funds are required to provide shareholders with streamlined annual and semi-annual shareholder reports (“Tailored Shareholder Reports”). Funds will be required to prepare a separate Tailored Shareholder Report for each share class of a fund that highlights key information to investors. Other information, including financial statements, will no longer appear in a fund’s shareholder report, but will be available online, delivered free of charge upon request, and filed with the Securities and Exchange Commission on a semi-annual basis on Form N-CSR. The new requirements have a compliance date of July 24, 2024.

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

MARKET REVIEW

Goldman Sachs GQG Partners International Opportunities Fund

The following are highlights both of key factors affecting the international and emerging markets equity markets and of any key changes made to the Goldman Sachs GQG Partners International Opportunities Fund (the “Fund”) during the six months ended April 30, 2024 (the “Reporting Period”). Attribution highlights are provided if the Fund materially outperformed or underperformed its benchmark index during the Reporting Period. A streamlined annual shareholder report covering the 12 months ended October 31, 2024 will be provided to Fund shareholders, per new Securities and Exchange Commission (“SEC”) requirements with a compliance date of July 24, 2024.

Market and Economic Review

International Equities

∎	International (or non-U.S. developed markets) equity markets recorded double-digit positive returns during the Reporting Period and outperformed emerging markets equities.

∎	As the Reporting Period began in November 2023, international equities performed strongly, as waning inflation numbers globally indicated towards a peaking of central bank tightening cycles.

∎

International equities continued to perform well in December 2023, with the late-year rally fueled by expectations of interest rate cuts in 2024 amid falling inflation numbers and the fizzling out of the “higher for longer” narrative.

∎

International equities posted solid positive returns for the first quarter of 2024. While continuing to temper interest rate cut expectations, markets welcomed positive readouts both from corporate earnings reports and macroeconomic indicators.

∎

European equities gained, with economically-sensitive sectors, such as industrials and consumer discretionary, leading the advance, as Europe demonstrated economic resilience and an improving outlook. Its Purchasing Manager’s Index (“PMI”) rose to 49.9 in March, approaching expansionary territory. On the other hand, interest rate-sensitive sectors, such as real estate and utilities, suffered from the European Central Bank’s (“ECB”) cautionary guidance, which diminished expectations of imminent interest rate cuts. However, inflation continued to approach the ECB’s 2% target, cooling to 2.6% in February.

∎

Similarly, in the U.K., inflation fell to 3.4% in February, its lowest level since September 2021. Nonetheless, the U.K. equity market lagged those of other developed markets, though remaining in positive territory. The U.K. market was challenged somewhat by underwhelming corporate earnings as well as by poor economic data signaling that the U.K. had entered a technical recession in the fourth quarter of 2023. (A technical recession is two successive quarters of negative economic growth.)

∎

Japanese equity markets carried their strong 2023 momentum into the first months of 2024. Japan may have reached an inflection point in its economic cycle with the return of inflation and wage growth, a positive development, particularly for foreign investors who have seen Japan as an opportunity to rotate out of China. The Bank of Japan (“BoJ”) put an end to its negative interest rate policy, in place for eight years. Inflation as well as a weaker yen were tailwinds for Japanese corporate earnings, which, in turn, surprised to the upside.

∎	Despite positive macroeconomic indicators, particularly in Europe, international developed markets fell in April 2024 as expectations of interest rate cuts meaningfully diminished.

∎

European equities’ decline was largely attributable to the return of the “higher for longer” narrative. However, the region’s inflation reading was widely expected to be 2.4% in April, remaining stable relative to March and thus fueling expectations that the first ECB interest rate cut may come in June 2024. Moreover, the region’s first quarter Gross Domestic Product expanded by 0.3% quarter-over-quarter and its PMI reached an 11-month high at 51.4, entering expansionary territory.

∎

The U.K. equity market was the best performing major region in April, posting a positive total return. U.K. equity market performance was also buoyed by sterling weakness and a recovery in commodity prices.

∎

The Japanese equity market declined in April. After an especially strong first quarter of 2024, the Japanese equity market saw some correction in April. This was most prevalent in the form of profit taking from large-cap and semiconductor stocks. Also, after putting an end to its negative rate policy in the first calendar quarter, the BoJ did not take any further action during its April meeting. Despite positive wage growth, there were concerns that imported inflation due to the interest rate differential between Japan and other developed markets may weaken domestic consumption.

1

MARKET REVIEW

Emerging Markets Equities

∎	Emerging markets equities posted double-digit positive returns but lagged international equity markets during the Reporting Period.

∎	As the Reporting Period began in November 2023, emerging markets equities generated gains, supported by the view that developed markets’ interest rates had reached their peak.

∎

In December 2023, emerging markets equities rose, proving to be beneficiaries of the widening view that U.S. interest rates were likely to fall more quickly than previously anticipated. A series of lower than consensus expected inflation reports in Europe and the U.S. were key drivers of such rate expectations. Adding to positive sentiment for emerging markets equities were high consensus earnings growth forecasts for emerging markets for 2024 and 2025.

∎

Emerging markets equities gained modestly for the first quarter of 2024 overall, falling in January but then posting positive returns in February and March, buoyed by global macroeconomic data that showed encouraging signs.

∎

China’s equity market stabilized somewhat, as the National Peoples’ Congress announced positive fiscal and monetary support and travel data around the Lunar New Year demonstrated encouraging activity levels in line with pre-pandemic totals.

∎

India maintained strong positive returns from 2023 into 2024, as both domestic and foreign investor flows boosted its equity market and as investors continued to see value in the country’s long-term, domestically-driven growth story.

∎

Latin American equity markets saw divergent fortunes. Brazil significantly underperformed emerging markets equities broadly, as larger stocks disappointed on poor dividend payouts and on poor performance of commodity-related stocks. On the other hand, Mexico performed well, as the supply-chain diversification trend attracted investment.

∎

Taiwan and South Korea posted strong returns toward the end of the quarter, as semiconductor prices showed signs of recovery from the post-pandemic slump and as the improving forecast for chip demand, in part driven by artificial intelligence (“AI”)-related products, boosted earnings forecasts.

∎

Egypt saw the greatest weakness, as the International Monetary Fund announced it would tie payments of an $8 billion financial program to improvements in currency access. This led to a sharp decline in the local currency, which contributed to poor performance of its equity market.

∎	The emerging markets equity market was modestly positive in April 2024.

∎	The Asian region generally performed best, mainly driven by China, while Latin America continued to be the weakest region, with major markets, such as Brazil and Mexico, posting declines.

∎

Overall, emerging markets’ currencies struggled as U.S. interest rate views changed rapidly during the month. In turn, rate cut hopes in the emerging markets were also pushed back, with some countries, such as Indonesia, hiking interest rates to defend their currencies.

∎

The main driver of returns was improvement in risk appetite for China, as indicated by positive flows into the Chinese equity market from both domestic and foreign investors. These flows were likely driven by attractive valuations in the context of earnings forecasts and historical averages; better than expected economic activity data; and supportive policy measures in financial markets and the real estate sector. India also had a strong month.

∎

In Taiwan, the key theme for April continued to be the AI supply chain. Strong AI-driven demand was positive but a slower recovery in semiconductor demand outside of AI meant the overall Taiwan market consolidated for the month following a strong rally in the first quarter of 2024. Separately, South Korea’s equity market meaningfully corrected.

Fund Changes and Highlights

∎	The Fund generated strongly positive double-digit absolute returns during the Reporting Period and outperformed its benchmark, the MSCI ACWI ex USA Index (Net, Unhedged) (the “Index”).

∎	The Fund’s relative outperformance was largely the result of asset allocation decisions, particularly an overweighted position versus the Index in the information technology sector.

∎

In terms of stock selection, investments in the information technology and utilities sectors added to relative performance, but these positive results were partly offset by selection within the energy and materials sectors, which detracted.

2

MARKET REVIEW

∎

Among individual holdings, a position in U.S. semiconductor company NVIDIA added most to the Fund’s relative performance. Conversely, an investment in Canadian e-commerce company Shopify hurt relative returns the most.

∎

From a regional perspective, the Fund benefited from its overweights compared to the Index in the emerging markets and in North America, particularly the U.S. This was partially offset by an underweight position and poor stock selection in Japan, which detracted from relative performance.

∎

Effective January 24, 2024, Siddharth Jain became deputy portfolio manager for the Fund. Rajiv Jain, Brian Kersmanc and Sudarshan Murthy continued to serve as portfolio managers for the Fund. Rajiv Jain, Chairman and Chief Investment Officer of GQG Partners, has managed the Fund since December 2016. Brian Kersmanc, Portfolio Manager and Senior Investment Analyst, GQG Partners, has managed the Fund since September 2019. Sudarshan Murthy, CFA, Portfolio Manager and Senior Investment Analyst, GQG Partners, has managed the Fund since July 2022.

3

FUND BASICS

Goldman Sachs GQG Partners International Opportunities Fund

as of April 30, 2024

PERFORMANCE REVIEW

November 1, 2023–April 30, 2024	Fund Total Return (based on NAV)[1]	MSCI ACWI ex USA (Net, unhedged)[2]

Class A	26.77%	17.69%

Class C	26.23	17.69

Institutional	26.93	17.69

Investor	26.88	17.69

Class R6	26.97	17.69

Class R	26.55	17.69

Class P	26.97	17.69

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]

The MSCI ACWI ex USA Index (Net, unhedged) is an international equity index that tracks stocks from 22 developed and 24 emerging markets countries. Developed countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the U.K. Emerging markets countries include: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 4/30/24±

Holding	% of Net Assets	Line of Business

Novo Nordisk AS	7.5%	Pharmaceuticals

AstraZeneca PLC	5.0	Pharmaceuticals

Petroleo Brasileiro SA	4.8	Oil, Gas & Consumable Fuels

TotalEnergies SE	4.7	Oil, Gas & Consumable Fuels

ASML Holding NV	4.6	Semiconductors & Semiconductor Equipment

Glencore PLC	2.8	Metals & Mining

NVIDIA Corp.	2.7	Semiconductors & Semiconductor Equipment

SAP SE	2.6	Software

Airbus SE	2.3	Aerospace & Defense

Adani Power Ltd.	2.3	Independent Power and Renewable Electricity Producers

±	The top 10 holdings may not be representative of the Fund’s future investments. The top 10 holdings exclude investments in money market funds.

4

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION†

As of April 30, 2024

†

The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments. Underlying sector allocations of exchange traded funds and other investment companies held by the Fund are not reflected in the graph above. Figures in the graph may not sum to 100% due to rounding and/or the exclusion of other assets and liabilities.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

5

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments April 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 92.7%

Australia – 0.8%
17,393,939	Whitehaven Coal Ltd. (Oil, Gas & Consumable Fuels)	$86,038,874
4,421,513	WiseTech Global Ltd. (Software)	260,482,546

		346,521,420

Brazil – 2.4%
58,990,380	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)	1,001,066,749

Canada – 3.7%
7,633,676	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	578,465,899
153,037	Constellation Software, Inc. (Software)	394,004,270
17,073,269	Enbridge, Inc.(a) (Oil, Gas & Consumable Fuels)	607,079,881

		1,579,550,050

China – 3.5%
29,712,600	Meituan Class B*(b) (Hotels, Restaurants & Leisure)	405,711,539
3,463,329	PDD Holdings, Inc.* (Broadline Retail)	433,539,524
14,348,300	Tencent Holdings Ltd. (Interactive Media & Services)	629,649,068

		1,468,900,131

Denmark – 7.5%
24,600,747	Novo Nordisk AS Class B (Pharmaceuticals)	3,154,853,775

France – 8.0%
5,603,043	BNP Paribas SA (Banks)	403,205,404
965,673	L’Oreal SA (Personal Products)	452,758,826
1,887,516	Publicis Groupe SA (Media)	208,281,318
1,961,995	Thales SA (Aerospace & Defense)	329,747,397
27,476,593	TotalEnergies SE (Oil, Gas & Consumable Fuels)	1,994,766,531

		3,388,759,476

Germany – 4.0%
3,892,933	BASF SE (Chemicals)	203,976,264
15,043,771	Commerzbank AG (Banks)	223,582,632
11,463,606	Deutsche Bank AG (Capital Markets)	183,102,610
5,940,221	SAP SE (Software)	1,072,608,725

		1,683,270,231

Hong Kong – 0.3%
18,389,400	AIA Group Ltd. (Insurance)	134,690,454

India – 16.4%
30,201,059	Adani Energy Solutions Ltd.* (Electric Utilities)	385,855,788

Shares	Description	Value

Common Stocks (continued)

India (continued)
22,064,491	Adani Enterprises Ltd. (Trading Companies & Distributors)	$806,240,828
40,526,616	Adani Green Energy Ltd.* (Independent Power and Renewable Electricity Producers)	870,861,681
57,364,973	Adani Ports & Special Economic Zone Ltd. (Transportation Infrastructure)	908,777,732
130,913,093	Adani Power Ltd.* (Independent Power and Renewable Electricity Producers)	957,605,668
18,202,353	Bharti Airtel Ltd. (Wireless Telecommunication Services)	288,119,171
202,445,401	GMR Airports Infrastructure Ltd.* (Transportation Infrastructure)	205,905,027
35,351,513	ICICI Bank Ltd. (Banks)	879,286,139
132,589,849	IDFC First Bank Ltd.* (Banks)	130,129,016
134,459,783	ITC Ltd. (Tobacco)	701,104,897
27,960,948	JSW Energy Ltd. (Independent Power and Renewable Electricity Producers)	210,884,195
59,034,410	State Bank of India (Banks)	583,139,170

		6,927,909,312

Indonesia – 0.9%
608,808,898	Bank Central Asia Tbk. PT (Banks)	366,067,198

Italy – 1.9%
63,973,422	Enel SpA (Electric Utilities)	420,461,544
10,054,597	UniCredit SpA(a) (Banks)	369,047,611

		789,509,155

Japan – 0.7%
6,297,500	SoftBank Group Corp. (Wireless Telecommunication Services)	309,714,814

Netherlands – 7.8%
5,850,271	Airbus SE (Aerospace & Defense)	962,707,326
2,228,161	ASML Holding NV (Semiconductors & Semiconductor Equipment)	1,942,014,378
1,662,581	Heineken NV (Beverages)	161,801,812
12,976,666	ING Groep NV (Banks)	205,164,536

		3,271,688,052

Russia(c) – 0.0%
48,039,056	Gazprom PJSC* (Oil, Gas & Consumable Fuels)	—
3,681,622	LUKOIL PJSC (Oil, Gas & Consumable Fuels)	—

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Shares	Description	Value

Common Stocks (continued)

Russia(c) (continued)
34,154,161	Rosneft Oil Co. PJSC (Oil, Gas & Consumable Fuels)	$—

		—

Spain – 2.5%
73,323,764	Banco Bilbao Vizcaya Argentaria SA (Banks)	792,921,209
46,635,265	CaixaBank SA (Banks)	245,933,709

		1,038,854,918

Switzerland – 4.8%
203,956,746	Glencore PLC (Metals & Mining)	1,186,734,629
8,660,700	Novartis AG (Pharmaceuticals)	840,585,684

		2,027,320,313

Taiwan – 2.2%
39,381,043	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	942,930,021

United Arab Emirates* – 1.0%
3,900,915	International Holding Co. PJSC (Industrial Conglomerates)	424,301,109

United Kingdom – 9.6%
13,878,554	AstraZeneca PLC (Pharmaceuticals)	2,099,115,546
51,580,565	HSBC Holdings PLC (Banks)	447,097,799
1,840,416	London Stock Exchange Group PLC (Capital Markets)	202,887,602
120,282,101	Rolls-Royce Holdings PLC* (Aerospace & Defense)	616,809,490
18,848,453	Shell PLC (Oil, Gas & Consumable Fuels)	673,526,763

		4,039,437,200

United States – 14.7%
1,042,060	Alphabet, Inc. Class C* (Interactive Media & Services)	171,564,758
965,512	Alphabet, Inc. Class A* (Interactive Media & Services)	157,166,043
336,891	Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	438,049,261
1,966,685	Meta Platforms, Inc. Class A (Interactive Media & Services)	846,008,887
8,383,277	Mondelez International, Inc. Class A (Food Products)	603,092,947
7,722,718	Nestle SA (Food Products)	775,362,105
1,303,994	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,126,676,895
9,181,545	Philip Morris International, Inc. (Tobacco)	871,695,882

Shares	Description	Value

Common Stocks (continued)

United States (continued)
4,160,492	Procter & Gamble Co. (Household Products)	$678,992,295
879,924	Roche Holding AG (Pharmaceuticals)	210,842,281
14,040,802	Stellantis NV (Automobiles)	310,673,754

		6,190,125,108

TOTAL COMMON STOCKS (Cost $30,787,213,587)		$39,085,469,486

Shares	Dividend Rate	Value

Preferred Stocks – 3.8%

Brazil – 3.8%
Itau Unibanco Holding SA (Banks)
96,874,756	7.531%	$585,061,886
Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)
124,012,163	8.432	1,003,541,788

TOTAL PREFERRED STOCKS (Cost $1,139,113,285)		$1,588,603,674

Investment Company(d) – 5.2%

Goldman Sachs Financial Square Government Fund — Institutional Shares
2,213,153,195	5.223%	$2,213,153,195
(Cost $2,213,153,195)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(d) – 0.1%

Goldman Sachs Financial Square Government Fund — Institutional Shares
36,320,241	5.223%	$36,320,241
(Cost $36,320,241)

TOTAL INVESTMENTS – 101.8% (Cost $34,175,800,308)		$42,923,546,596

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.8)%		(777,947,514)

NET ASSETS – 100.0%		$42,145,599,082

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued) April 30, 2024 (Unaudited)

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(d)	Represents an Affiliated Issuer.

SECTOR ALLOCATION AS OF APRIL 30, 2024

Sector	% of Total Market Value

Health Care	14.7%

Information Technology	14.4

Energy	13.9

Financials	13.4

Industrials	9.9

Consumer Staples	9.9

Utilities	6.6

Communication Services	6.1

Investment Company	5.2

Materials	3.2

Consumer Discretionary	2.7

100.0%

Investment Abbreviations:

PLC —Public Limited Company

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Statement of Assets and Liabilities April 30, 2024 (Unaudited)

Assets:

Investments in unaffiliated issuers, at value (cost $31,926,326,872)(a)	$40,674,073,160
Investments in affiliated issuers, at value (cost $2,213,153,195)	2,213,153,195
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	36,320,241
Cash	45,017,426
Foreign currencies, at value (cost $25,064,173)	25,019,060
Receivables:
Investments sold on an extended-settlement basis	166,276,004
Investments sold	136,560,637
Dividends	111,417,789
Fund shares sold	78,383,062
Foreign tax reclaims	35,897,751
Reimbursement from investment adviser	345,717
Securities lending income	322,061
Other assets	16,404,292

Total assets	43,539,190,395

Liabilities:

Payables:
Investments purchased on an extended-settlement basis	457,601,286
Investments purchased	439,620,620
Foreign Capital Gains taxes	324,530,844
Due to shareholders upon reprocessing	67,762,185
Payable upon return of securities loaned	36,320,241
Fund shares redeemed	35,049,403
Management fees	23,074,430
Distribution and Service fees and Transfer Agency fees	2,270,769
Accrued expenses	7,361,535

Total liabilities	1,393,591,313

Net Assets:

Paid-in capital	33,060,446,416
Total distributable earnings	9,085,152,666

NET ASSETS	$42,145,599,082
Net Assets:
Class A	$587,090,927
Class C	127,773,472
Institutional	26,583,180,200
Investor	8,804,001,084
Class R6	2,332,054,004
Class R	5,179,730
Class P	3,706,319,665
Total Net Assets	$42,145,599,082
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	27,029,468
Class C	6,064,760
Institutional	1,214,259,978
Investor	403,744,053
Class R6	106,560,393
Class R	242,092
Class P	169,393,385
Net asset value, offering and redemption price per share:(b)
Class A	$21.72
Class C	21.07
Institutional	21.89
Investor	21.81
Class R6	21.88
Class R	21.40
Class P	21.88

(a)	Includes loaned securities having market value of $34,118,656.
(b)

Maximum public offering price per share for Class A Shares is $22.98. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Statement of Operations For the Six Months Ended April 30, 2024 (Unaudited)

Investment Income:

Dividends — unaffiliated issuers (net of tax withholding of $49,766,818)	$487,152,370

Dividends — affiliated issuers	26,674,819

Securities lending income, net of rebates received or paid to borrowers	2,285,596

Interest	55,682

Total investment income	516,168,467

Expenses:

Management fees	129,414,671

Transfer Agency fees(a)	11,590,017

Custody, accounting and administrative services	2,795,972

Distribution and Service (12b-1) fees(a)	1,063,526

Printing and mailing costs	936,735

Registration fees	476,281

Professional fees	145,043

Service fees — Class C	142,319

Trustee fees	128,092

Other	10,343

Total expenses	146,702,999

Less — expense reductions	(3,171,886)

Net expenses	143,531,113

NET INVESTMENT INCOME	372,637,354

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	2,035,004,549

Foreign currency transactions	(8,025,323)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers (including the effects of foreign capital gains tax of $(324,530,844))	5,738,426,339

Foreign currency translation	(99,518)

Net realized and unrealized gain	7,765,306,047

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,137,943,401

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees			Transfer Agency Fees

Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
Goldman Sachs GQG Partners International Opportunities Fund	$625,160	$426,956	$11,410	$371,235	$84,508	$4,588,936	$5,751,992	$301,056	$3,389	$488,901

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Statements of Changes in Net Assets

	Goldman Sachs GQG Partners International Opportunities Fund

	For the Six Months Ended April 30, 2024 (Unaudited)	For the Fiscal Year Ended October 31, 2023

From operations:

Net investment income	$372,637,354	$956,592,730

Net realized gain (loss)	2,026,979,226	(597,557,706)

Net change in unrealized gain	5,738,326,821	2,834,177,527

Net increase in net assets resulting from operations	8,137,943,401	3,193,212,551

Distributions to shareholders:

From distributable earnings:

Class A Shares	(9,160,064)	(17,547,803)

Class C Shares	(1,553,079)	(3,133,597)

Institutional Shares	(500,086,208)	(728,324,807)

Investor Shares	(161,590,923)	(226,000,395)

Class R6 Shares	(44,181,574)	(49,848,199)

Class R Shares	(80,187)	(62,600)

Class P Shares	(72,034,034)	(103,698,041)

Total distributions to shareholders	(788,686,069)	(1,128,615,442)

From share transactions:

Proceeds from sales of shares	8,511,228,698	11,522,771,367

Reinvestment of distributions	690,217,338	964,823,979

Cost of shares redeemed	(3,819,277,995)	(7,377,067,709)

Net increase in net assets resulting from share transactions	5,382,168,041	5,110,527,637

TOTAL INCREASE	12,731,425,373	7,175,124,746

Net assets:

Beginning of period	29,414,173,709	22,239,048,963

End of period	$42,145,599,082	$29,414,173,709

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs GQG Partners International Opportunities Fund

	Class A Shares

	Six Months Ended
	April 30, 2024		Year Ended October 31,

	(Unaudited)		2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$17.52		$16.07	$20.36	$16.44	$14.78	$12.32

Net investment income(a)	0.17		0.57	0.75	0.28	0.04	0.10

Net realized and unrealized gain (loss)	4.43		1.62	(4.67)	3.64	1.68	2.38

Total from investment operations	4.60		2.19	(3.92)	3.92	1.72	2.48

Distributions to shareholders from net investment income	(0.40)		(0.74)	(0.37)	—	(0.06)	(0.02)

Net asset value, end of period	$21.72		$17.52	$16.07	$20.36	$16.44	$14.78

Total return(b)	26.77%		13.91%	(19.55)%	23.84%	11.66%	20.19%

Net assets, end of period (in 000s)	$587,091		$401,254	$417,464	$479,794	$252,603	$89,592

Ratio of net expenses to average net assets	1.11	%(c)	1.13%	1.14%	1.15%	1.17%	1.23%

Ratio of total expenses to average net assets	1.12	%(c)	1.16%	1.17%	1.19%	1.20%	1.29%

Ratio of net investment income to average net assets	1.71	%(c)	3.26%	4.17%	1.47%	0.23%	0.71%

Portfolio turnover rate(d)	48%		62%	137%	94%	72%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs GQG Partners International Opportunities Fund

	Class C Shares

	Six Months Ended
	April 30, 2024		Year Ended October 31,

	(Unaudited)		2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$16.96		$15.58	$19.76	$16.08	$14.50	$12.16

Net investment income (loss)(a)	0.09		0.42	0.59	0.13	(0.08)	—(b)

Net realized and unrealized gain (loss)	4.30		1.58	(4.53)	3.55	1.66	2.34

Total from investment operations	4.39		2.00	(3.94)	3.68	1.58	2.34

Distributions to shareholders from net investment income	(0.28)		(0.62)	(0.24)	—	—	—

Net asset value, end of period	$21.07		$16.96	$15.58	$19.76	$16.08	$14.50

Total return(c)	26.23%		13.06%	(20.12)%	22.82%	10.87%	19.24%

Net assets, end of period (in 000s)	$127,773		$93,751	$78,662	$97,057	$61,784	$32,620

Ratio of net expenses to average net assets	1.86	%(d)	1.88%	1.89%	1.90%	1.92%	1.98%

Ratio of total expenses to average net assets	1.88	%(d)	1.91%	1.92%	1.94%	1.95%	2.04%

Ratio of net investment income (loss) to average net assets	0.93	%(d)	2.48%	3.36%	0.69%	(0.51)%	(0.02)%

Portfolio turnover rate(e)	48%		62%	137%	94%	72%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs GQG Partners International Opportunities Fund

	Institutional Shares

	Six Months Ended
	April 30, 2024		Year Ended October 31,

	(Unaudited)		2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$17.69		$16.23	$20.55	$16.56	$14.87	$12.39

Net investment income(a)	0.21		0.63	0.82	0.35	0.09	0.15

Net realized and unrealized gain (loss)	4.46		1.64	(4.70)	3.67	1.70	2.39

Total from investment operations	4.67		2.27	(3.88)	4.02	1.79	2.54

Distributions to shareholders from net investment income	(0.47)		(0.81)	(0.44)	(0.03)	(0.10)	(0.06)

Net asset value, end of period	$21.89		$17.69	$16.23	$20.55	$16.56	$14.87

Total return(b)	26.93%		14.34%	(19.23)%	24.31%	12.06%	20.65%

Net assets, end of period (in 000s)	$26,583,180		$18,487,029	$14,193,048	$14,481,792	$8,683,860	$1,996,934

Ratio of net expenses to average net assets	0.75	%(c)	0.77%	0.76%	0.77%	0.79%	0.84%

Ratio of total expenses to average net assets	0.77	%(c)	0.79%	0.79%	0.81%	0.82%	0.90%

Ratio of net investment income to average net assets	2.05	%(c)	3.58%	4.54%	1.83%	0.55%	1.10%

Portfolio turnover rate(d)	48%		62%	137%	94%	72%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs GQG Partners International Opportunities Fund

	Investor Shares

	Six Months Ended
	April 30, 2024		Year Ended October 31,

	(Unaudited)		2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$17.61		$16.16	$20.47	$16.51	$14.82	$12.36

Net investment income(a)	0.20		0.61	0.80	0.33	0.08	0.15

Net realized and unrealized gain (loss)	4.45		1.63	(4.69)	3.64	1.70	2.36

Total from investment operations	4.65		2.24	(3.89)	3.97	1.78	2.51

Distributions to shareholders from net investment income	(0.45)		(0.79)	(0.42)	(0.01)	(0.09)	(0.05)

Net asset value, end of period	$21.81		$17.61	$16.16	$20.47	$16.51	$14.82

Total return(b)	26.88%		14.21%	(19.35)%	24.09%	12.00%	20.42%

Net assets, end of period (in 000s)	$8,804,001		$6,227,601	$4,425,913	$4,169,364	$2,488,875	$1,098,284

Ratio of net expenses to average net assets	0.86	%(c)	0.88%	0.89%	0.90%	0.92%	0.98%

Ratio of total expenses to average net assets	0.88	%(c)	0.91%	0.92%	0.94%	0.95%	1.04%

Ratio of net investment income to average net assets	1.94	%(c)	3.45%	4.42%	1.70%	0.48%	1.09%

Portfolio turnover rate(d)	48%		62%	137%	94%	72%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs GQG Partners International Opportunities Fund

	Class R6 Shares

	Six Months Ended
	April 30, 2024		Year Ended October 31,

	(Unaudited)		2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$17.68		$16.23	$20.55	$16.56	$14.87	$12.39

Net investment income(a)	0.21		0.62	0.83	0.38	0.07	0.05

Net realized and unrealized gain (loss)	4.46		1.65	(4.71)	3.64	1.72	2.50

Total from investment operations	4.67		2.27	(3.88)	4.02	1.79	2.55

Distributions to shareholders from net investment income	(0.47)		(0.82)	(0.44)	(0.03)	(0.10)	(0.07)

Net asset value, end of period	$21.88		$17.68	$16.23	$20.55	$16.56	$14.87

Total return(b)	26.97%		14.31%	(19.17)%	24.27%	12.09%	20.68%

Net assets, end of period (in 000s)	$2,332,054		$1,565,411	$1,023,099	$757,796	$391,507	$34,263

Ratio of net expenses to average net assets	0.73	%(c)	0.75%	0.74%	0.75%	0.77%	0.81%

Ratio of total expenses to average net assets	0.76	%(c)	0.78%	0.78%	0.80%	0.81%	0.92%

Ratio of net investment income to average net assets	2.07	%(c)	3.48%	4.63%	1.97%	0.42%	0.34%

Portfolio turnover rate(d)	48%		62%	137%	94%	72%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs GQG Partners International Opportunities Fund

	Class R Shares

	Six Months Ended
	April 30, 2024		Year Ended October 31,

	(Unaudited)		2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$17.27		$15.88	$20.11	$16.28	$14.69	$12.26

Net investment income(a)	0.15		0.48	0.69	0.22	0.01	0.01

Net realized and unrealized gain (loss)	4.36		1.64	(4.61)	3.61	1.65	2.43

Total from investment operations	4.51		2.12	(3.92)	3.83	1.66	2.44

Distributions to shareholders from net investment income	(0.38)		(0.73)	(0.31)	—	(0.07)	(0.01)

Net asset value, end of period	$21.40		$17.27	$15.88	$20.11	$16.28	$14.69

Total return(b)	26.55%		13.63%	(19.73)%	23.53%	11.32%	19.91%

Net assets, end of period (in 000s)	$5,180		$3,570	$1,215	$1,095	$735	$208

Ratio of net expenses to average net assets	1.36	%(c)	1.38%	1.39%	1.40%	1.42%	1.47%

Ratio of total expenses to average net assets	1.38	%(c)	1.41%	1.42%	1.44%	1.45%	1.54%

Ratio of net investment income to average net assets	1.45	%(c)	2.74%	3.88%	1.19%	0.07%	0.05%

Portfolio turnover rate(d)	48%		62%	137%	94%	72%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs GQG Partners International Opportunities Fund

	Class P Shares

	Six Months Ended
	April 30, 2024		Year Ended October 31,

	(Unaudited)		2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$17.68		$16.22	$20.54	$16.55	$14.86	$12.39

Net investment income(a)	0.21		0.64	0.83	0.37	0.10	0.16

Net realized and unrealized gain (loss)	4.46		1.63	(4.71)	3.65	1.69	2.38

Total from investment operations	4.67		2.27	(3.88)	4.02	1.79	2.54

Distributions to shareholders from net investment income	(0.47)		(0.81)	(0.44)	(0.03)	(0.10)	(0.07)

Net asset value, end of period	$21.88		$17.68	$16.22	$20.54	$16.55	$14.86

Total return(b)	26.97%		14.38%	(19.22)%	24.34%	12.08%	20.61%

Net assets, end of period (in 000s)	$3,706,320		$2,635,558	$2,099,648	$2,330,569	$1,186,744	$477,609

Ratio of net expenses to average net assets	0.73	%(c)	0.75%	0.74%	0.75%	0.77%	0.82%

Ratio of total expenses to average net assets	0.76	%(c)	0.78%	0.78%	0.80%	0.81%	0.89%

Ratio of net investment income to average net assets	2.06	%(c)	3.60%	4.55%	1.90%	0.61%	1.14%

Portfolio turnover rate(d)	48%		62%	137%	94%	72%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Notes to Financial Statements April 30, 2024 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust II (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Goldman Sachs GQG Partners International Opportunities Fund (the “Fund”). The Fund is a diversified portfolio that currently offers seven classes of shares: Class A, Class C, Institutional, Investor, Class R6, Class R and Class P Shares.

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Investor, Class R6, Class R, and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

GQG Partners LLC (“GQG Partners” or the “Sub-Adviser”) serves as the sub-adviser to the Fund. GSAM compensates the Sub-Adviser directly in accordance with the terms of the Sub-Advisory Agreement. The Fund is not charged any separate or additional investment advisory fees by the Sub-Adviser.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of the Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by the Fund are charged to the Fund, while such expenses incurred by the Trust are allocated across the Fund on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service fees.

D. Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

19

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Notes to Financial Statements (continued) April 30, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statement of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours).

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GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of April 30, 2024:

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$1,642,995,187	$8,931,517,852	$—

Australia and Oceania	—	346,521,420	—

Europe	753,055,031	19,937,516,229	—

North America	6,472,797,018	—	—

South America	1,001,066,749	—	—

Preferred Stocks	—	1,588,603,674	—

Securities Lending Reinvestment Vehicle	36,320,241	—	—

Investment Company	2,213,153,195	—	—

Total	$12,119,387,421	$30,804,159,175	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedule of Investments.

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GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Notes to Financial Statements (continued) April 30, 2024 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets. For the six months ended April 30, 2024, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate						Effective Net Management Rate^
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate

Goldman Sachs GQG Partners International Opportunities Fund	0.85%	0.77%	0.73%	0.71%	0.70%	0.70%	0.70%

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.

The Fund invests in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Fund in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Fund invests, except those management fees it earns from the Fund’s investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund. For the six months ended April 30, 2024, GSAM waived $803,647 of the Fund’s management fee.

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of the Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Fund, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of the Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Fund, as set forth below.

	Distribution and/or Service Plan Rates

	Class A*	Class C	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Fund pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended April 30, 2024, Goldman Sachs retained the following amounts:

Front End Sales Charge

Fund	Class A

Goldman Sachs GQG Partners International Opportunities Fund	$65,085

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GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

During the six months ended April 30, 2024, Goldman Sachs did not retain any portion of Class C Shares’ CDSC.

D. Service Plan — The Trust, on behalf of the Fund, has adopted a Service Plan to allow Class C Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C Shares of the Fund.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional Shares. Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.01% as an annual percentage rate of the average daily net assets attributable to Class R6 and Class P Shares of the Fund. This arrangement will remain in effect through at least February 28, 2025, and prior to such date Goldman Sachs may not terminate the arrangement without the approval of the Trustees.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitation as an annual percentage rate of average daily net assets for the Fund is 0.014%. The Other Expense limitation will remain in place through at least February 28, 2025, and prior to such date GSAM may not terminate the arrangement without the approval of the Trustees. In addition, the Fund has entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitations described above.

GSAM may voluntarily waive a portion of any payments under the Fund’s Distribution and Service Plan, Service Plan and Transfer Agency Agreement, and these waivers are in addition to what is stipulated in any contractual fee waiver arrangements (as applicable). These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs without shareholder approval.

For the six months ended April 30, 2024, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions

Goldman Sachs GQG Partners International Opportunities Fund	$803,647	$287,067	$2,081,172	$3,171,886

G. Line of Credit Facility — As of April 30, 2024, the Fund participated in a $1,150,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. For the six months ended April 30, 2024, the Fund did not have any borrowings under the facility. Prior to April 16, 2024, the facility was $1,110,000,000.

H. Other Transactions with Affiliates — For the six months ended April 30, 2024, Goldman Sachs did not earn any brokerage commissions from portfolio transactions, on behalf of the Fund.

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GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Notes to Financial Statements (continued) April 30, 2024 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS ( continued)

The table below provides information about the Fund’s investments in the Goldman Sachs Financial Square Government Fund for the six months ended April 30, 2024:

Fund	Underlying Fund	Beginning Value as of October 31, 2023	Purchases at Cost	Proceeds from Sales	Ending Value as of April 30, 2024	Shares as of April 30, 2024	Dividend Income

Goldman Sachs GQG Partners International Opportunities Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	$716,742,511	$8,881,161,987	$(7,384,751,303)	$2,213,153,195	2,213,153,195	$26,674,819

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2024, were $20,919,626,486 and $17,380,016,201, respectively.

6. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statement of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Fund invests the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Fund by paying the Fund an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Fund’s master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Fund’s loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Fund’s overnight and continuous agreements, which represent the gross

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GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

6. SECURITIES LENDING (continued)

amounts of recognized liabilities for securities lending transactions outstanding as of April 30, 2024, are disclosed as “Payable upon return of securities loaned” on the Statement of Assets and Liabilities, where applicable.

Both the Fund and GSAL received compensation relating to the lending of the Fund’s securities. The amounts earned, if any, by the Fund for the six months ended April 30, 2024, are reported under Investment Income on the Statement of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

	For the Six Months Ended April 30, 2024		Amounts Payable to Goldman Sachs Upon Return of Securities Loaned as of April 30, 2024
Fund	Earnings of GSAL Relating to Securities Loaned	Amounts Received by the Funds from Lending to Goldman Sachs

Goldman Sachs GQG Partners International Opportunities Fund	$261,285	$38,594	$—

The following table provides information about the Fund’s investment in the Government Money Market Fund for the six months ended April 30, 2024:

Fund	Beginning Value as of October 31, 2023	Purchases at cost	Proceeds from Sales	Ending Value as of April 30, 2024

Goldman Sachs GQG Partners International Opportunities Fund	$254,172,800	$2,491,454,343	$(2,709,306,902)	$36,320,241

7. TAX INFORMATION

As of the Fund’s most recent fiscal year end, October 31, 2023, the Fund’s capital loss carryforwards on a tax basis were as follows:

Goldman Sachs GQG Partners International Opportunities Fund

Capital loss carryforwards:

Perpetual Short-Term	$(1,407,239,042)

Perpetual Long-Term	(109,783,998)

Total capital loss carryforwards	(1,517,023,040)

As of April 30, 2024, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Goldman Sachs GQG Partners International Opportunities Fund

Tax Cost	$34,306,234,062

Gross unrealized gain	9,726,479,218

Gross unrealized loss	(1,109,166,684)

Net unrealized gain	$ 8,617,312,534

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and differences in the tax treatment of passive foreign investment company investments.

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GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Notes to Financial Statements (continued) April 30, 2024 (Unaudited)

7. TAX INFORMATION (continued)

GSAM has reviewed the Fund’s tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Depositary Receipts Risk — Foreign securities may trade in the form of depositary receipts, which include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”). To the extent the Fund acquires Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted. The issuers of Depositary Receipts may discontinue issuing new Depositary Receipts and withdraw existing Depositary Receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Geographic Risk — If the Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

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GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

8. OTHER RISKS (continued)

Investments in Other Investment Companies Risk — As a shareholder of another investment company, the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

Management has identified an error in the accounting for the accrual of foreign capital gains taxes on net unrealized capital gains relating to Indian securities, which resulted in an overstatement of the Fund’s net assets and net unrealized gains beginning on March 6, 2023. From March 6, 2023 through December 5, 2023, the error did not exceed the established threshold for reprocessing shareholder accounts under the Fund’s NAV error correction policy. As of December 6, 2023, the error exceeded this threshold, requiring the reprocessing of impacted shareholder accounts. The Fund intends to reprocess shareholder transactions effected from December 6, 2023 through December 11, 2024 (the “Error Period”), which will generally include issuing additional shares to shareholders who purchased shares of the Fund during the Error Period, net of any redemption proceeds overdistributed to impacted shareholders. The Statement of Assets and Liabilities as of April 30, 2024 includes a liability of $67,762,185 for future shares to be issued to the impacted shareholders and an asset of $15,596,279 (which is included within Other Assets), which reflects the value of overdistributed redemption proceeds. Such amounts reflect management’s current estimate of the impact of the

27

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Notes to Financial Statements (continued) April 30, 2024 (Unaudited)

10. OTHER MATTERS (continued)

planned remediation of the error. The impact to the Fund’s financial statements for the fiscal year ended October 31, 2023 was not material.

11. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Goldman Sachs GQG Partners International Opportunities Fund

	For the Six Months Ended April 30, 2024 (Unaudited)		For the Fiscal Year Ended October 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	8,868,683	$182,983,362	10,461,811	$182,944,586

Reinvestment of distributions	410,492	7,869,138	935,354	15,367,872

Shares redeemed	(5,148,790)	(104,587,527)	(14,468,795)	(249,865,871)

	4,130,385	86,264,973	(3,071,630)	(51,553,413)

Class C Shares

Shares sold	927,783	18,569,935	1,147,063	19,518,625

Reinvestment of distributions	74,767	1,394,408	175,877	2,815,789

Shares redeemed	(465,442)	(9,227,466)	(843,516)	(14,247,182)

	537,108	10,736,877	479,424	8,087,232

Institutional Shares

Shares sold	257,971,028	5,337,375,491	398,800,485	6,984,402,392

Reinvestment of distributions	21,490,569	414,767,977	34,889,014	577,064,288

Shares redeemed	(110,465,202)	(2,278,230,740)	(262,903,339)	(4,592,681,744)

	168,996,395	3,473,912,728	170,786,160	2,968,784,936

Investor Shares

Shares sold	91,704,441	1,905,008,827	169,576,947	2,967,354,806

Reinvestment of distributions	8,402,211	161,574,520	13,711,437	225,964,484

Shares redeemed	(49,986,527)	(1,033,971,091)	(103,470,716)	(1,814,437,962)

	50,120,125	1,032,612,256	79,817,668	1,378,881,328

Class R6 Shares

Shares sold	26,667,070	548,416,733	41,030,062	730,249,395

Reinvestment of distributions	1,684,659	32,497,074	2,410,823	39,850,905

Shares redeemed	(10,321,538)	(214,349,262)	(17,960,800)	(310,270,416)

	18,030,191	366,564,545	25,480,085	459,829,884

Class R Shares

Shares sold	60,267	1,224,862	152,241	2,645,518

Reinvestment of distributions	4,243	80,187	3,857	62,600

Shares redeemed	(29,110)	(604,169)	(25,914)	(451,004)

	35,400	700,880	130,184	2,257,114

Class P Shares

Shares sold	25,328,664	517,649,488	36,213,294	635,656,045

Reinvestment of distributions	3,734,268	72,034,034	6,277,121	103,698,041

Shares redeemed	(8,757,495)	(178,307,740)	(22,828,772)	(395,113,530)

	20,305,437	411,375,782	19,661,643	344,240,556

NET INCREASE	262,155,041	$5,382,168,041	293,283,534	$5,110,527,637

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GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Fund Expenses — Six Month Period Ended April 30, 2024 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Investor, Class R6, Class R or Class P Shares of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), contingent deferred sales charges on redemptions (generally with respect to Class C Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C and Class R Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Investor, Class R6, Class R or Class P Shares of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2023 through April 30, 2024, which represents a period of 182 days of a 366-day year. This projection assumes that annualized expense ratios were in effect during the period.

Actual Expenses —The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes —The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Goldman Sachs GQG Partners International Opportunities Fund
Share Class	Beginning Account Value 11/1/23	Ending Account Value 4/30/24		Expenses Paid for the 6 months ended 4/30/24*
Class A
Actual	$1,000.00	$1,267.70		$ 6.25
Hypothetical 5% return	1,000.00	1,019.30	+	5.57
Class C
Actual	1,000.00	1,262.30		10.46
Hypothetical 5% return	1,000.00	1,015.60	+	9.32
Institutional
Actual	1,000.00	1,269.30		4.23
Hypothetical 5% return	1,000.00	1,021.10	+	3.77
Investor
Actual	1,000.00	1,268.80		4.85
Hypothetical 5% return	1,000.00	1,020.60	+	4.32
Class R6
Actual	1,000.00	1,269.70		4.12
Hypothetical 5% return	1,000.00	1,021.20	+	3.67
Class R
Actual	1,000.00	1,265.50		7.66
Hypothetical 5% return	1,000.00	1,018.10	+	6.82
Class P
Actual	1,000.00	1,269.70		4.12
Hypothetical 5% return	1,000.00	1,021.20	+	3.67

*

Expenses for each share class are calculated using the Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2024. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year.

The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
Goldman Sachs GQG Partners International Opportunities Fund	1.11%	1.86%	0.75%	0.86%	0.73%	1.36%	0.73%

+	Hypothetical expenses are based on the Fund’s actual annualized net expenses ratios and an assumed rate of return of 5% per year before expenses.

30

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Liquidity Risk Management Program (Unaudited)

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 13-14, 2024, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2023 through December 31, 2023 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; and (3) the impact of local holidays in non-U.S. jurisdictions. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

31

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Voting Results of Special Meeting of Shareholders (Unaudited)

A Special Meeting of Shareholders (the “Meeting”) of the Goldman Sachs Trust II (the “Trust”) was held on November 16, 2023 to consider and elect nominees to the Trust’s Board of Trustees. At the Meeting, Gregory G. Weaver, Dwight L. Bush, Kathryn A. Cassidy, John G. Chou, Joaquin Delgado, Eileen H. Dowling and Paul C. Wirth were elected to the Trust’s Board of Trustees. In electing the nominees, the Trust’s shareholders voted as follows:

Proposal

Election of Trustees	For	Withheld

Gregory G. Weaver	1,292,078,725	63,531,552

Dwight L. Bush	1,339,529,258	16,081,019

Kathryn A. Cassidy	1,340,407,606	15,202,670

John G. Chou	1,351,547,930	4,062,346

Joaquin Delgado	1,340,312,893	15,297,383

Eileen H. Dowling	1,351,944,019	3,666,258

Paul C. Wirth	1,350,994,736	4,615,540

32

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.56 trillion in assets under supervision as of March 31, 2024, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Bond Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund
∎	U.S. Mortgages Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Dynamic Bond Fund[6]
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Emerging Markets Credit Fund

Fixed Income Alternatives

∎	Short Duration High Yield Fund[4]

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Large Cap Core Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Enhanced Core Equity Fund[5]
∎	Technology Opportunities Fund
∎	Mid Cap Growth Fund
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	Emerging Markets Equity ex. China Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund
∎	Multi-Strategy Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	Goldman Sachs GQG Partners International Opportunities Fund

[1]

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account or a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

[2]

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares. Effective October 2, 2024, the Fund generally must impose a fee when net sales of Fund shares exceed certain levels. An investment in the Fund is not a bank account or a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

[3]

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account or a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

[4]	Effective after the close of business on April 17, 2024, the Goldman Sachs Long Short Credit Strategies Fund was renamed the Goldman Sachs Short Duration High Yield Fund.
[5]	Effective after the close of business on February 13, 2024, the Goldman Sachs Flexible Cap Fund was renamed the Goldman Sachs Enhanced Core Equity Fund.
[6]	Effective after the close of business on June 17, 2024, the Goldman Sachs Strategic Income Fund was renamed the Goldman Sachs Dynamic Bond Fund.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn more about our closed-end funds and exchange-traded funds.

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener PaulC.Wirth GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser Visit our website at www.GSAMFUNDS.com to obtain the most recent month-end returns. Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282 The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affectthe performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov. The Fund will file its portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders). Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Holdings and allocations shown are as of April 30, 2024 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk. The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider the Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund’s and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550). © 2024 Goldman Sachs. All rights reserved. 406901-OTU-1/2025 GQGPIOSAR-25

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b) Not applicable.

(c) During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d) During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e) Not applicable.

(f) A copy of the Code of Ethics is available as provided in Item 14(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Kathryn A. Cassidy and Michael Latham are each an “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant maintains disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) that are designed to ensure that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure. Within 90 days prior to the date of the Original N-CSR Filing, the principal executive officer and principal financial officer of the registrant carried out an evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based upon such evaluation, the principal executive officer and principal financial officer concluded at the time that the disclosure controls and procedures related to the Fund were effective.

Subsequent to the period covered by the Original N-CSR Filing, a material weakness in the design and operating effectiveness of controls over the accounting for the accrual of foreign capital gains taxes for the Fund was identified. More specifically the design and operating effectiveness of controls related to the Fund failed to adequately monitor when the amount of available capital loss carry forwards and the unrealized losses were insufficient to cover the amount of net unrealized capital gains on Indian securities, which would trigger the recording of a deferred tax liability for foreign capital gains.

The registrant has implemented enhancements to its disclosure controls and procedures for the Fund to remediate the material weakness described above. Management has reconfirmed with the fund administration team the process to be used in the accounting for the accruals of foreign capital gains taxes relating to Indian securities and adopted additional review procedures surrounding the accounting of such accruals.

(b)

Other than the enhancements to controls noted above, there have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) during the period covered by this report that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not Applicable.

(b)	Not Applicable.

ITEM 14.	EXHIBITS.

(a)(1)	Goldman Sachs Trust II’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on November 3, 2022 for its Target Date Portfolios.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(3)	Not applicable to open-end investment companies.

(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust II

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust II

Date:	March 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust II

Date:	March 7, 2025

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust II

Date:	March 7, 2025